Inventory (Tables)	12 Months Ended
Aug. 31, 2020
Disclosure Inventory Tables Abstract
Schedule of Inventory

Inventory consists of stockpiled ore and supplies consumed during the course of exploration development and operations.  Cost represents the delivered price of the item.  The following is a breakdown of items in inventory:

	August 31, 2020	August 31, 2019

Stockpiled ore and work in progress	$ 929,909	$ 518,375
Supplies	18,163	4,404
Total Inventory	$ 948,072	$ 522,779